Related parties	9 Months Ended
Sep. 30, 2021
Related parties

7 Related parties

	Balances at September 30, 2021				Balances at December 31, 2020
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		6,144	18,253	24,397		6,354	14,509	20,863
Inventories		133,134		133,134		35,998		35,998
Dividends and interest on capital			165	165			165	165
Total assets		139,278	18,418	157,696		42,352	14,674	57,026

Liabilities
Current
Trade payables	73,519	306,459	10,787	390,765	33,100	601,203	9,641	643,944
Other payables		69	246	315		478	119	597

Non-current
Loan to non-controlling shareholders of Braskem Idesa			3,456,265	3,456,265			3,222,493	3,222,493
Total liabilities	73,519	306,528	3,467,298	3,847,345	33,100	601,681	3,232,253	3,867,034

	Nine-month period ended September 30, 2021				Nine-month period ended September 30, 2020
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		113,647	432,651	546,298		155,672	233,074	388,746
Purchases of raw materials, finished goods
services and utilities	(206,549)	(14,124,673)	(6,895)	(14,338,117)	(89,391)	(11,116,414)	(18,680)	(11,224,485)
Financial income (expenses), net	(119)	(11,843)	(948)	(12,910)	(359)	(2,313)	(340)	(3,012)
Other income (expenses)
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty")			(56,545)	(56,545)			(37,427)	(37,427)

(a) New and/or renewed agreements with related parties

In the period ended September 30, 2021, the main transactions with related parties are as follows:

(i) In December 2020, the Company entered into a purchase agreement with Petrobras for up to 2 million tons of petrochemical naphtha per year, to be delivered, until December 31, 2025, to Braskem’s industrial unit in São Paulo. This agreement is effective from December 23, 2020 to December 31, 2025. In the 9-month period, the transactions amounted to R$4,371,062.

(ii) In January 2021, the Company entered into an agreement with Transpetro involving the provision of services to Braskem, namely tanker vessel unloading in the Madre de Deus Waterway Terminal (“TEMADRE”), tank storage, product transportation via the pipeline “ORMADRE” that connects TEMADRE to the Landulfo Alves de Mararipe Refinery (“RLAM”), and the transportation of naphtha via pipeline from TEMADRE to the facilities of the carrier located in the municipality of Camaçari/BA. The duration of the agreement is from February 1, 2021 to December 31, 2025, and the total estimated amount of the agreement is R$203,314. In the 9-month period, the transactions amounted to R$28,342.

(iii) In March 2021, the Company executed an amendment to extend the agreement with Petrocoque to acquire steam by Polyethylene units. This amendment, summed to the total amount of the original agreement endorsed in September 2009, amounts to R$325.6 million and is valid until March 2024. In the period, these acquisitions totaled R$13,266 (R$26,510 on September 30, 2020).

(iv) In March 2021, the Company agreed with Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”) to acquire 200,000 m³/day of natural gas, via local gas distribution pipeline. This agreement is effective from January 22, 2021 to December 31, 2021. The maximum amount of the agreement is R$130,928. In the period, the transactions amounted to R$101,578.

(b) Key management personnel compensation

Statement of profit or loss transactions	Sep/2021	Sep/2020
Remuneration
Short-term benefits	65,533	55,116
Post-employment benefit	1,352	768
Long term incentive plan	11,100	5,301
Total	77,985	61,185